Quarterly Financial Information - Balance Sheets - Other (Details) - $ / shares	Sep. 30, 2023	Apr. 10, 2023	Apr. 09, 2023	Dec. 31, 2022	Jan. 07, 2022	Jan. 06, 2022	Dec. 31, 2021	Jan. 06, 2020
Quarterly Financial Information
Preferred stock, par value (in dollars per share)	$ 0.0001			$ 0.0001			$ 0.0001
Preferred stock, authorized (in shares)	10,000,000			10,000,000			10,000,000
Preferred stock, issued (in shares)	4,850			4,850			0
Preferred stock, outstanding (in shares)	0			0			0
Common stock, par value (in dollars per share)	$ 0.0001			$ 0.0001			$ 0.0001
Common stock, authorized (in shares)	300,000,000			300,000,000	300,000,000	150,000,000	300,000,000	300,000,000
Common stock, issued (in shares)	2,277,657	932,101	46,605,134	42,970,134			3,034,901
Common stock, outstanding (in shares)	2,277,657	932,101	46,605,134	42,970,134			3,034,901